PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT
Schedule of property and equipment, net of accumulated depreciation

	2011	2010
Computer equipment	$520,647	$417,840
Office equipment	388,659	163,653
Equipment	378,147	500,130

	1,287,453	1,081,623
Accumulated depreciation and amortization	(426,089)	(445,847)

	$861,364	$635,776